Document and Entity Information	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	Forward Pharma A/S
Entity Central Index Key	0001604924
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Amendment Flag	false